Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non- controlling Interest	Total
Balance at Dec. 31, 2022		$ 18,080	[1]	$ 5,978	[1]	$ 397,620,927	$ 11,079,649	$ (78,068,522)	$ (11,724,531)	$ 2,856,300	$ 321,787,881
Balance (in Shares) at Dec. 31, 2022	[1]	4,700,852		1,554,192
Issuance of vested restricted share awards		$ 98	[1]			(98)
Issuance of vested restricted share awards (in Shares)		25,572	[1]
Share-based compensation						(153,034)					(153,034)
Net loss								(36,772,143)		(1,261,445)	(38,033,588)
Foreign currency translation adjustment									(2,162,557)	(116,358)	(2,278,915)
Balance at Dec. 31, 2023		$ 18,178	[1]	$ 5,978	[1]	397,467,795	11,079,649	(114,840,665)	(13,887,088)	1,478,497	281,322,344
Balance (in Shares) at Dec. 31, 2023	[1]	4,726,424		1,554,192
Share-based compensation						(1,013,080)					(1,013,080)
Net loss								(20,251,051)		(615,118)	(20,866,169)
Foreign currency translation adjustment									1,013,068	(95,765)	917,303
Balance at Dec. 31, 2024		$ 18,178	[1]	$ 5,978	[1]	396,454,715	11,079,649	(135,091,716)	(12,874,020)	767,614	260,360,398
Balance (in Shares) at Dec. 31, 2024	[1]	4,726,424		1,554,192
Share-based compensation						(363,949)					(363,949)
Net loss								(14,093,529)		(71,669)	(14,165,198)
Foreign currency translation adjustment									(903,486)	113,061	(790,425)
Balance at Dec. 31, 2025		$ 18,178		$ 5,978		$ 396,090,766	$ 11,079,649	$ (149,185,245)	$ (13,777,506)	$ 809,006	$ 245,040,826
Balance (in Shares) at Dec. 31, 2025		4,726,424		1,554,192

[1]	As of December 31, 2025, 2024 and 2023, 263,322, 263,322 and 263,322 shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding, respectively. See Note 12.